Financial Instruments (Estimated Fair Value of Financial Instruments) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financial Instruments
Long-term debt including current portion, carrying amount	¥ 4,192,674	¥ 4,157,992
Long-term debt including current portion, fair value	¥ 4,354,131	¥ 4,290,762